Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 40% Portfolio
September 30, 2023
VFM40-NPRT3-1123
1.9907354.100
Equity Funds - 39.0%
	Shares	Value ($)
Fidelity Canada Fund (a)	654	39,720
Fidelity Commodity Strategy Fund (a)	178	17,220
Fidelity Contrafund (a)	1,584	23,600
Fidelity Emerging Markets Discovery Fund (a)	1,757	26,933
Fidelity Emerging Markets Fund (a)	7,099	236,687
Fidelity Equity-Income Fund (a)	938	60,182
Fidelity Hedged Equity Fund (a)	7,352	74,920
Fidelity Infrastructure Fund (a)	524	5,826
Fidelity International Capital Appreciation Fund (a)	2,760	63,662
Fidelity International Discovery Fund (a)	2,034	82,900
Fidelity International Enhanced Index Fund (a)	7,292	73,507
Fidelity International Small Cap Fund (a)	1,141	32,696
Fidelity International Small Cap Opportunities Fund (a)	2,419	43,353
Fidelity International Value Fund (a)	4,698	42,983
Fidelity Japan Smaller Companies Fund (a)	1,040	15,046
Fidelity Large Cap Value Enhanced Index Fund (a)	2,001	29,100
Fidelity Low-Priced Stock Fund (a)	1,781	73,661
Fidelity Overseas Fund (a)	5,801	312,518
Fidelity Real Estate Investment Portfolio (a)	856	28,705
Fidelity U.S. Low Volatility Equity Fund (a)	7,461	75,576
Fidelity Value Discovery Fund (a)	987	33,011
VIP Stock Selector All Cap Portfolio Investor Class (a)	104,862	962,636
TOTAL EQUITY FUNDS (Cost $2,434,343)		2,354,442

Fixed-Income Funds - 46.3%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	8,570	79,270
Fidelity High Income Fund (a)	4,228	30,866
Fidelity Inflation-Protected Bond Index Fund (a)	6,757	60,476
Fidelity Long-Term Treasury Bond Index Fund (a)	4,261	38,820
Fidelity New Markets Income Fund (a)	1,355	15,269
Fidelity Total Bond Fund (a)	141,838	1,287,886
VIP Investment Grade Bond II Portfolio Investor Class (a)	139,357	1,283,481
TOTAL FIXED-INCOME FUNDS (Cost $2,878,231)		2,796,068

Money Market Funds - 14.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	347,794	347,864
Fidelity Investments Money Market Government Portfolio Institutional Class 5.27% (a)(c)	536,526	536,526
TOTAL MONEY MARKET FUNDS (Cost $884,390)		884,390

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,196,964)	6,034,900
NET OTHER ASSETS (LIABILITIES) - 0.0%	(123)
NET ASSETS - 100.0%	6,034,777

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,395,504	1,047,640	1,259	-	-	347,864	0.0%
Total	-	1,395,504	1,047,640	1,259	-	-	347,864

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	-	43,213	2,344	-	(88)	(1,061)	39,720
Fidelity Commodity Strategy Fund	-	18,164	717	355	(28)	(199)	17,220
Fidelity Contrafund	-	29,079	5,805	-	(97)	423	23,600
Fidelity Emerging Markets Discovery Fund	-	29,015	1,892	-	(33)	(157)	26,933
Fidelity Emerging Markets Fund	-	262,033	16,125	-	(521)	(8,700)	236,687
Fidelity Equity-Income Fund	-	74,797	13,367	121	(286)	(962)	60,182
Fidelity Floating Rate High Income Fund	-	94,210	15,604	1,601	51	613	79,270
Fidelity Global Commodity Stock Fund	-	24,037	22,928	-	(1,109)	-	-
Fidelity Gold Portfolio	-	29,332	25,348	56	(3,984)	-	-
Fidelity Hedged Equity Fund	-	77,493	733	-	(15)	(1,825)	74,920
Fidelity High Income Fund	-	37,513	6,211	421	(36)	(400)	30,866
Fidelity Inflation-Protected Bond Index Fund	-	74,209	12,078	27	(176)	(1,479)	60,476
Fidelity Infrastructure Fund	-	6,652	412	20	(6)	(408)	5,826
Fidelity Intermediate Treasury Bond Index Fund	-	17,615	17,255	49	(360)	-	-
Fidelity International Capital Appreciation Fund	-	68,905	2,288	-	(68)	(2,887)	63,662
Fidelity International Discovery Fund	-	90,245	2,331	-	(65)	(4,949)	82,900
Fidelity International Enhanced Index Fund	-	80,166	4,028	-	(119)	(2,512)	73,507
Fidelity International Small Cap Fund	-	35,572	1,841	-	(42)	(993)	32,696
Fidelity International Small Cap Opportunities Fund	-	46,939	658	-	(29)	(2,899)	43,353
Fidelity International Value Fund	-	46,826	3,640	-	(69)	(134)	42,983
Fidelity Investments Money Market Government Portfolio Institutional Class 5.27%	-	541,613	5,087	6,079	-	-	536,526
Fidelity Japan Smaller Companies Fund	-	15,618	148	-	(3)	(421)	15,046
Fidelity Large Cap Value Enhanced Index Fund	-	36,170	6,406	-	(189)	(475)	29,100
Fidelity Long-Term Treasury Bond Index Fund	-	110,640	61,598	628	(7,974)	(2,248)	38,820
Fidelity Low-Priced Stock Fund	-	101,481	15,959	11,065	(2,204)	(9,657)	73,661
Fidelity New Markets Income Fund	-	15,801	148	184	(2)	(382)	15,269
Fidelity Overseas Fund	-	340,418	10,415	-	(325)	(17,160)	312,518
Fidelity Real Estate Investment Portfolio	-	32,749	295	1,514	(17)	(3,732)	28,705
Fidelity Total Bond Fund	-	1,372,796	42,022	12,471	(1,300)	(41,588)	1,287,886
Fidelity U.S. Low Volatility Equity Fund	-	78,144	739	54	(15)	(1,814)	75,576
Fidelity Value Discovery Fund	-	42,528	7,541	1,403	(378)	(1,598)	33,011
VIP Investment Grade Bond II Portfolio - Investor Class	-	1,361,837	40,554	-	(1,125)	(36,677)	1,283,481
VIP Stock Selector All Cap Portfolio Investor Class	-	1,147,905	160,126	-	(7,362)	(17,781)	962,636
	-	6,383,715	506,643	36,048	(27,974)	(162,062)	5,687,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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